Warrants (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Warrants and Rights Note Disclosure [Abstract]
Summary of fair value of warrant units estimated at option pricing model
The fair value of the warrant units was estimated using an option pricing model that used the following assumptions:

	June 30, 2021	December 31, 2020
Expected term	3 years	3 years
Volatility	49.0%	52.0%
Discount for lack of marketability	35.0%	45.0%
Risk free rate	0.3%	0.2%

The fair value of the warrant units was estimated using an option pricing model that used the following assumptions:

	2020	2019
Expected term	3 years	3 years
Volatility	52.0%	60.0%
Discount for lack of marketability	45.0%	45.0%
Risk free rate	0.2%	1.6%